Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	$ 18,492		$ 19,022	[2]
Valuation allowance	[1]	(9,280)		(9,474)	[2]
Recognized		9,212	[1]	9,548	[1],[2]	$ 10,116	$ 10,195
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	14,108		14,826	[2]
Valuation allowance	[1]	(8,715)		(8,861)	[2]
Recognized	[1]	5,393		5,965	[2]
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	4,384		4,197	[2]
Valuation allowance	[1]	(565)		(613)	[2]
Recognized	[1]	3,819		3,583	[2]
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	2,268		2,219	[2]
Valuation allowance	[1]	0		0	[2]
Recognized	[1]	2,268		2,219	[2]
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	1,128		1,091	[2]
Valuation allowance	[1]	(173)		(179)	[2]
Recognized	[1]	955		912	[2]
of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	23		99	[2]
Valuation allowance	[1]	(6)		(5)	[2]
Recognized	[1]	16		93	[2]
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	966		788	[2]
Valuation allowance	[1]	(386)		(429)	[2]
Recognized	[1]	580		359	[2]
UBS AG
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	18,450		18,995
Valuation allowance	[1]	(9,276)		(9,471)
Recognized		9,174	[1]	9,524	[1],[3]	$ 10,077	$ 10,132
UBS AG | Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	14,108		14,826
Valuation allowance	[1]	(8,715)		(8,861)
Recognized	[1]	5,393		5,965
UBS AG | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	4,343		4,169
Valuation allowance	[1]	(561)		(610)
Recognized	[1]	3,782		3,559
UBS AG | of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	2,268		2,219	[2]
Valuation allowance	[1]	0		0	[2]
Recognized	[1]	2,268		2,219	[2]
UBS AG | of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	1,112		1,086	[2]
Valuation allowance	[1]	(173)		(179)	[2]
Recognized	[1]	939		907	[2]
UBS AG | of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	23		99	[2]
Valuation allowance	[1]	(5)		(5)	[2]
Recognized	[1]	16		93	[2]
UBS AG | of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	940		765	[2]
Valuation allowance	[1]	(383)		(426)	[2]
Recognized	[1]	$ 558		$ 340	[2]

[1]	Less deferred tax liabilities as applicable.
[2]	Comparative-period information has been restated. Refer to Note 1b for more information
[3]	Comparative-period information has been restated. Refer to Note 1b for more information.